Accounts Payable and Accrued Liabilities - Accounts Payable and Accrued Liabilities (FY) (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017
Trade accounts payable	$ 2,413,000	$ 765,000	$ 39,052	$ 106,726
Payroll and related		17,220	15,931	9,179
Accrued interest		0	51,462	16,661
Accounts payable and accrued liabilities		137,994	$ 106,445	$ 132,566
Previously Reported [Member]
Trade accounts payable		120,774
Accounts payable and accrued liabilities		$ 137,994